AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

I. Schedules of Investments.

American Beacon Stephens Mid-Cap Growth Fund

August 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.25%
CONSUMER DISCRETIONARY - 19.46%
Auto Components - 1.37%
LKQ Corp. A	19,950	$753

Automobiles - 0.29%
Tesla Motors, Inc.A	5,600	160

Hotels, Restaurants & Leisure - 1.54%
Chipotle Mexican Grill, Inc.A	800	231
Panera Bread Co., Class AA	3,950	612

		843

Media - 3.42%
Cinemark Holdings, Inc.	25,050	587
Discovery Communications, Inc., Class CA	16,850	873
IMAX Corp.A	20,777	420

		1,880

Multiline Retail - 1.86%
Family Dollar Stores, Inc.	9,250	588
Nordstrom, Inc.	7,500	434

		1,022

Specialty Retail - 8.88%
Cabela’s, Inc.A	7,400	355
CarMax, Inc.A	21,750	665
O’Reilly Automotive, Inc.A	6,700	569
Ross Stores, Inc.	13,250	916
TJX Cos., Inc.	4,100	188
Tractor Supply Co.	6,900	659
Ulta Salon Cosmetics & Fragrance, Inc.	8,350	785
Urban Outfitters, Inc.A	19,600	736

		4,873

Textiles & Apparel - 2.10%
Lululemon Athletica, Inc.A	8,750	570
Under Armour, Inc., Class AA	10,000	583

		1,153

Total Consumer Discretionary		10,684

CONSUMER STAPLES - 5.30%
Beverages - 2.55%
Brown-Forman Corp., Class B	10,180	653

	Shares	Fair Value
		(000’s)
Monster Beverage Corp.A	12,650	$745

		1,398

Food & Drug Retailing - 1.79%
Whole Foods Market, Inc.	10,150	982

Food Products - 0.96%
Darling International, Inc.A	31,850	529

Total Consumer Staples		2,909

ENERGY - 9.42%
Energy Equipment & Services - 6.68%
Core Laboratories N.V.	6,150	752
Dril-Quip, Inc.A	8,700	609
Ensco plc, Class A	10,900	625
FMC Technologies, Inc.A	10,180	477
Oceaneering International, Inc.	13,450	720
Oil States International, Inc.A	6,150	481

		3,664

Oil & Gas - 2.74%
Pioneer Natural Resources Co.	2,800	273
Range Resources Corp.	7,100	463
Southwestern Energy Co.A	8,910	277
Whiting Petroleum Corp.A	11,050	492

		1,505

Total Energy		5,169

FINANCIALS - 5.95%
Banks - 0.92%
East West Bancorp, Inc.	23,050	506

Diversified Financials - 4.11%
Affiliated Managers Group, Inc.A	7,080	833
IntercontinentalExchange, Inc.A	4,150	567
Portfolio Recovery Associates, Inc.	8,550	858

		2,258

Insurance - 0.92%
ProAssurance Corp.	5,650	504

Total Financials		3,268

HEALTH CARE - 15.72%
Biotechnology - 2.93%
Alexion Pharmaceuticals, Inc.A	3,550	381
Life Technologies Corp.A	11,050	526
Polypore International, Inc.A	7,150	232
QIAGEN N.V.A	26,300	467

		1,606

Health Care Equipment & Supplies - 6.68%
Idexx Laboratories, Inc.A	6,700	637
Illumina, Inc.A	12,350	520
Intuitive Surgical, Inc.A	1,505	740

	Shares	Fair Value
		(000’s)
ResMed, Inc.	20,850	$783
Sirona Dental Systems, Inc.	6,000	319
Varian Medical Systems, Inc.A	5,800	341
Waters Corp.A	4,150	333

		3,673

Health Care Providers & Services - 4.06%
Cerner Corp.A	12,690	928
Covance, Inc.A	9,630	460
Henry Schein, Inc.A	6,345	487
VCA Antech, Inc.A	18,130	351

		2,226

Pharmaceuticals - 2.05%
Catamaran Corp.A	8,700	758
Shire plc, ADR B	4,005	366

		1,124

Total Health Care		8,629

INDUSTRIALS - 15.62%
Aerospace & Defense - 2.57%
B/E Aerospace, Inc.A	12,550	505
Precision Castparts Corp.	3,945	635
World Fuel Services Corp.	7,250	270

		1,410

Commercial Services & Supplies - 8.16%
Airgas, Inc.	9,050	752
Factset Research Systems, Inc.	3,650	337
Global Payments, Inc.	13,055	544
HMS Holdings Corp.A	12,950	446
Iron Mountain, Inc.	21,495	705
Stericycle, Inc.A	10,000	916
Verisk Analytics, Inc., Class AA	16,000	776

		4,476

Electrical Equipment - 0.82%
IPG Photonics Corp.A	2,900	178
Roper Industries, Inc.	2,650	273

		451

Machinery - 1.93%
Pall Corp.	6,350	352
Valmont Industries, Inc.	5,600	710

		1,062

Road & Rail - 0.72%
JB Hunt Transport Services, Inc.	7,500	393

Trading Companies & Distributors - 1.42%
Fastenal Co.	5,610	242
MSC Industrial Direct Co., Inc., Class A	7,780	539

		781

Total Industrials		8,573

INFORMATION TECHNOLOGY -24.78%
Communications Equipment - 1.75%
Aruba Networks, Inc.A	19,050	374
F5 Networks, Inc.A	5,400	527

	Shares	Fair Value
		(000’s)
Palo Alto Networks, Inc.A	950	$61

		962

Computers & Peripherals - 1.68%
NetApp, Inc.A	7,600	262
SanDisk Corp.A	6,550	270
Teradata Corp.A	5,100	390

		922

Electronic Equipment & Instruments - 1.13%
Riverbed Technology, Inc.A	11,050	221
Trimble Navigation Ltd.A	8,160	400

		621

Internet Software & Services - 4.52%
Akamai Technologies, Inc.A	13,450	505
Fortinet, Inc.A	22,650	600
MercadoLibre, Inc.	7,100	565
VeriSign, Inc.	17,050	813

		2,483

IT Consulting & Services - 2.94%
Alliance Data Systems Corp.A	6,000	826
IHS, Inc., Class AA	6,900	787

		1,613

Semiconductor Equipment & Products -4.66%
ARM Holdings plc, ADRB	18,865	514
ASML Holding N.V.	14,111	801
Cree, Inc.A	9,750	275
Lam Research Corp.A	9,968	340
Microchip Technology, Inc.	18,130	630

		2,560

Software - 8.10%
Activision Blizzard, Inc.	33,720	397
Ansys, Inc.A	5,100	355
Check Point Software Technologies Ltd.A	9,600	442
MICROS Systems, Inc.A	8,500	431
National Instruments Corp.	16,505	425
Nuance Communications, Inc.A	21,250	507
Red Hat, Inc.A	15,440	865
Salesforce.com, Inc.A	3,705	538
SolarWinds, Inc.A	3,700	203
Ultimate Software Group, Inc.A	2,850	283

		4,446

Total Information Technology		13,607

Total Common Stock (Cost $44,034)		52,839

SHORT-TERM INVESTMENTS - 3.68% (Cost $2,021)
	Shares
JPMorgan U.S. Government Money Market Fund, Capital Class	2,021,163	2,021

TOTAL INVESTMENTS - 99.93% (Cost $46,055)	54,860
OTHER ASSETS, NET OF LIABILITIES - 0.07%	41

TOTAL NET ASSETS - 100.00%	$54,901

A	Non-income producing security.
B	ADR—American Depositary Receipt.

Futures Contracts Open on August 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	20	September, 2012	$1,942	$75

				$1,942	$75

American Beacon Stephens Small-Cap Growth Fund

August 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.85%
CONSUMER DISCRETIONARY - 14.00%
Auto Components - 1.04%
LKQ Corp.A	38,800	$1,464

Hotels, Restaurants & Leisure - 3.83%
BJ’s Restaurants, Inc.A	29,296	1,203
Buffalo Wild Wings, Inc.A	19,900	1,528
Chuy’s Holdings, Inc.A	38,869	801
Ignite Restaurant Group, Inc.A	54,100	810
Krispy Kreme Doughnuts, Inc.A	142,800	1,054

		5,396

Leisure Equipment & Products - 0.54%
Smith & Wesson Holding Corp.A	94,500	760

Media - 4.96%
Acacia Research Corp.A	51,300	1,351
IMAX Corp.A B	72,856	1,472
Lions Gate Entertainment Corp.A	144,600	2,138
National CineMedia, Inc.	139,300	2,020

		6,981

Specialty Retail - 3.63%
Aaron’s, Inc.	59,218	1,769
Cabela’s, Inc.A	10,000	480
Titan Machinery, Inc.A	41,000	945
Ulta Salon Cosmetics & Fragrance, Inc.	8,700	818
Zumiez, Inc.A	37,729	1,101

		5,113

Total Consumer Discretionary		19,714

CONSUMER STAPLES - 5.92%
Food & Drug Retailing - 3.20%
Annie’s, Inc.A B	22,062	917
Fresh Market, Inc.A	24,600	1,420
United Natural Foods, Inc.A	37,740	2,169

		4,506

Food Products - 1.79%
Darling International, Inc.A	98,000	1,629
TreeHouse Foods, Inc.A	17,100	888

		2,517

Personal Products - 0.93%
Steiner Leisure Ltd.A	28,100	1,313

Total Consumer Staples		8,336

ENERGY - 7.48%
Energy Equipment & Services - 4.45%
Core Laboratories N.V.	2,800	342
Dril-Quip, Inc.A	16,100	1,128
Forum Energy Technologies, Inc.A	31,700	750
Hercules Offshore, Inc.A	200,800	825
Hornbeck Offshore Services, Inc.A	25,000	971
Key Energy Services, Inc.A	82,108	649

	Shares	Fair Value
		(000’s)
Oil States International, Inc.A	16,100	$1,260
Tesco Corp.A	33,500	340

		6,265

Oil & Gas - 3.03%
Carrizo Oil & Gas, Inc.A	46,300	1,170
Halcon Resources Corp.A	43,789	336
Kodiak Oil & Gas Corp.A	95,500	854
Pioneer Energy Services Corp.A	140,700	1,083
Rosetta Resources, Inc.A	19,200	824

		4,267

Total Energy		10,532

FINANCIALS - 9.33%
Banks - 1.38%
East West Bancorp, Inc.	39,900	875
SVB Financial GroupA	18,500	1,073

		1,948

Diversified Financials - 6.98%
Cardtronics, Inc.A	55,200	1,559
Encore Capital Group, Inc.A	68,191	1,911
Euronet Worldwide, Inc.A	48,200	856
First Cash Financial Services, Inc.A	44,900	2,004
Portfolio Recovery Associates, Inc.	25,300	2,540
Stifel Financial Corp.A	29,350	959

		9,829

Insurance - 0.97%
ProAssurance Corp.	15,300	1,365

Total Financials		13,142

HEALTH CARE - 18.58%
Biotechnology - 4.89%
Cepheid, Inc.A	31,400	1,185
Cubist Pharmaceuticals, Inc.A	18,500	855
MAP Pharmaceuticals, Inc.A	44,200	594
Myriad Genetics, Inc.A	53,400	1,334
Neogen Corp.A	39,700	1,550
Polypore International, Inc.A B	23,900	775
Techne Corp.	8,600	590

		6,883

Health Care Equipment & Supplies -3.98%
Medidata Solutions, Inc.A	41,721	1,464
Merge Healthcare, Inc.B	109,000	344
NuVasive, Inc.A	63,380	1,336
Thoratec Corp.A	32,100	1,088
Volcano Corp.A	48,500	1,372

		5,604

Health Care Providers & Services -6.07%
Advisory Board Co.A	49,098	2,176
ICON plc, ADRA C	52,400	1,156
IPC The Hospitalist Co., Inc.A	38,260	1,691
PAREXEL International Corp.A	55,500	1,598
PSS World Medical, Inc.A	47,700	1,030
VCA Antech, Inc.A	46,955	908

		8,559

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 3.64%
Akorn, Inc.A	105,800	$1,464
Catamaran Corp.A	5,800	505
Greenway Medical TechnologiesA B	45,900	691
Pacira Pharmaceuticals, Inc.A	43,100	783
Proto Labs, Inc.A B	31,840	1,002
Salix Pharmaceuticals Ltd.A	15,300	673

		5,118

Total Health Care		26,164

INDUSTRIALS - 13.64%
Air Freight & Couriers - 0.65%
Echo Global Logistics, Inc.A	52,000	921

Commercial Services & Supplies - 7.69%
Clean Harbors, Inc.A	15,300	832
Corporate Executive Board Co.	28,800	1,341
CoStar Group, Inc.A	26,601	2,162
HMS Holdings Corp.A	47,000	1,620
Insperity, Inc.	34,900	853
Kenexa Corp.A	16,500	756
Liquidity Services, Inc.A	29,370	1,539
Tetra Tech, Inc.A	35,600	923
WageWorks, Inc.A	46,802	798

		10,824

Construction & Engineering - 0.96%
Mistras Group, Inc.A	38,458	838
Pacific Drilling S.A.A	53,815	517

		1,355

Industrial Conglomerates - 0.38%
RPX Corp.A	45,200	531

Machinery - 2.75%
Chart Industries, Inc.A	7,839	547
Flow International Corp.A	193,100	637
Lindsay Corp.	12,100	791
Titan International, Inc.B	49,200	1,027
Valmont Industries, Inc.	6,900	875

		3,877

Road & Rail - 0.54%
Knight Transportation, Inc.	53,100	759

Trading Companies & Distributors - 0.67%
MSC Industrial Direct Co., Inc., Class A	13,545	939

Total Industrials		19,206

INFORMATION TECHNOLOGY - 23.78%
Communications Equipment - 1.56%
Aruba Networks, Inc.A B	73,700	1,449
Procera Networks, Inc.A	35,319	748

		2,197

Computers & Peripherals - 0.79%
Stratasys, Inc.A B	17,200	1,112

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 2.64%
Audience, Inc.A	7,100	$128
Hittite Microwave Corp.A	19,200	1,006
OSI Systems, Inc.A	34,900	2,586

		3,720

Internet Software & Services - 7.59%
athenahealth, Inc.A	16,802	1,485
comScore, Inc.A	51,218	723
Fortinet, Inc.A	33,900	899
MercadoLibre, Inc.	16,100	1,281
RADWARE Ltd.A	19,600	640
Shutterfly, Inc.A B	47,372	1,409
Sourcefire, Inc.A	37,400	1,940
Vocera Communications, Inc.A	14,512	409
Vocus, Inc.A	70,170	1,363
Zix Corp.	207,000	532

		10,681

Semiconductor Equipment & Products - 5.26%
Cavium, Inc.A	26,700	862
Cymer, Inc.A	27,400	1,554
Intermolecular, Inc.A	83,000	614
Mellanox Technologies Ltd.A	11,109	1,271
Microsemi Corp.	54,830	1,092
Power Integrations, Inc.	38,400	1,330
Volterra Semiconductor Corp.A	28,500	679

		7,402

Software - 5.94%
Aspen Technology, Inc.A	78,148	1,906
Cognex Corp.	26,700	964
Concur Technologies, Inc.A	13,100	948
Ellie Mae, Inc.A	42,045	1,083
MICROS Systems, Inc.A	21,000	1,064
National Instruments Corp.	26,467	682
PROS Holdings, Inc.A	58,500	1,011
Ultimate Software Group, Inc.A	7,100	704

		8,362

Total Information Technology		33,474

MATERIALS - 0.50%
Balchem Corp.	19,200	700

TELECOMMUNICATION SERVICES - 0.62%
Allot Communications Ltd.A	32,800	867

Total Common Stock (Cost $109,998)		132,135

SHORT-TERM INVESTMENTS - 5.34% (Cost $7,514)
	Shares
JPMorgan U.S. Government Money Market Fund, Capital Class	7,513,847	7,514

	Shares	Fair Value
		(000’s)
SECURITIES LENDING COLLATERAL - 6.34%
DWS Government and Agency Securities Portfolio, Institutional Class	4,038,180	$4,038
American Beacon U.S. Government Money Market Select Fund, Select ClassD	4,885,080	4,885

Total Securities Lending Collateral (Cost $8,923)		8,923

TOTAL INVESTMENTS - 105.53% (Cost $126,435)		148,572
LIABILITIES, NET OF OTHER ASSETS - (5.53%)		(7,782)

TOTAL NET ASSETS - 100.00%		$140,789

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at 8/31/12.
C	ADR—American Depositary Receipt.
D	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on August 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	94	September, 2012	$7,624	$182

				$7,624	$182

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU) ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim period June 1, 2012 to November 30, 2012.

Management has evaluated the implications of these changes and determined that the impact of the new guidance will only affect the disclosure requirements related to the financial statements. However, as the Fund did not hold any Level 3 investments as of August 31, 2012, the financial statement disclosures were not affected.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of August 31, 2012, there were no transfers into or out of any level. As of August 31, 2012, the investments were classified as described below (in thousands):

Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$52,839	$—	$—	$52,839
Short-Term Investments - Money Markets	2,021	—	—	2,021

Total Investments in Securities	$54,860	$—	$—	$54,860

Small-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$132,135	$—	$—	$132,135
Short-Term Investments - Money Markets	7,514	—	—	7,514
Securities Lending Collateral invested in Money Market Funds	8,923	—	—	8,923

Total Investments in Securities	$148,572	$—	$—	$148,572

Futures Contracts	$94	$—	$—	$94

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The initial margin amount is reflected as a Deposit with brokers for derivative contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Stephens Small Cap Growth Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

Cost of Investments for Federal Income Tax Purposes

As of August 31, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation or (Depreciation)
Mid-Cap Growth	$46,076	$10,046	$(1,262)	$8,784
Small-Cap Growth	118,148	25,829	(4,329)	21,500

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr. President

Date: October 30, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika Treasurer

Date: October 30, 2012